Other assets - Maturity (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	$ 2,421	$ 2,337
Insurance commission receivables	1,436	1,672
Prepaid expenses	812	974
Other miscellaneous assets	5,457	10,776
Other assets, total	10,126	$ 15,759
Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	2,421
Insurance commission receivables	1,436
Prepaid expenses	812
Other miscellaneous assets	6,444
Other assets, total	11,113
Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (987)
Current
Schedule of Other Assets [Line Items]
Expected credit loss rate	4.00%
Other assets, total	$ 5,798
Current | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	1,477
Insurance commission receivables	186
Prepaid expenses	782
Other miscellaneous assets	3,619
Other assets, total	6,064
Current | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (266)
1 to 30 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	3.00%
Other assets, total	$ 1,319
1 to 30 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	901
Insurance commission receivables	51
Other miscellaneous assets	404
Other assets, total	1,356
1 to 30 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (37)
31 to 60 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	29.00%
Other assets, total	$ 107
31 to 60 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	19
Insurance commission receivables	59
Other miscellaneous assets	73
Other assets, total	151
31 to 60 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (44)
More than 90 days
Schedule of Other Assets [Line Items]
Expected credit loss rate	18.00%
Other assets, total	$ 2,902
More than 90 days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	24
Insurance commission receivables	1,140
Prepaid expenses	30
Other miscellaneous assets	2,348
Other assets, total	3,542
More than 90 days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (640)